Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to PEO(2) $	Average Summary Compensation Table Total for Non-PEO NEOs(3) $	Average Compensation Actually Paid to Non-PEO NEOs(2) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) $	Net Income/(Loss) $ (millions)
2024	$832,627	$697,449	$366,654	$301,422	2	$(8.3)
2023	$700,484	$531,395	$330,742	$250,775	4	$(7.9)
2022	$711,177	$641,818	$320,639	$284,419	33	$(13.8)

(1)
Reflects compensation (as reported in the Summary Compensation Table (“SCT”)) for our President and Chief Executive Officer, Christopher J. Schaber, who served as our PEO in 2022, 2023 and 2024.

(2)
Amounts represent CAP (as reported in the SCT) to our President and Chief Executive Officer, Christopher J. Schaber, who was our PEO for 2022, 2023 and 2024, and the average CAP to our remaining NEOs, SVP and Chief Financial Officer, Jonathan Guarino, SVP and Chief Scientific Officer, Oreola Donini, and SVP and Chief Medical Officer, Richard Straube.

(3)
Reflects the average compensation (as reported in the SCT) for our non-PEO NEOs in 2022, 2023 and 2024.

(4)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s stock price at the end and the beginning of the measurement period by our Company’s stock price at the beginning of the measurement period.

Summary Compensation Table: The table below reflects the adjustments made to the compensation earned by our Company’s PEO and average compensation earned by our remaining NEOs, to derive the compensation actually paid to our Company’s PEO and average actual compensation paid to our Company’s remaining NEOs.
PEO	Summary Compensation Total	Less: Grant Date Fair Value of Option Awards Granted during The Fiscal Year(1)	Add: Year-End Fair Value of Outstanding And Unvested Option Awards Granted During the Fiscal Year(2)	Adjust for Change In Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(2)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(2)	Compensation Actually Paid
2024	$832,627	$148,950	$103,838	$(88,607)	$(1,459)	$697,449
2023	$700,484	$75,482	$77,709	$(156,006)	$(15,310)	$531,395
2022	$711,177	$73,051	$57,933	$(50,456)	$(3,785)	$641,818
Average Non-PEO NEOs
2024	$366,654	$57,373	$39,997	$(46,400)	$(1,455)	$301,422
2023	$330,742	$42,773	$41,445	$(65,883)	$(12,755)	$250,775
2022	$320,639	$35,184	$28,002	$(27,839)	$(41,200)	$284,419

(1)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Named Executive Officers, Footnote
(2)
Amounts represent CAP (as reported in the SCT) to our President and Chief Executive Officer, Christopher J. Schaber, who was our PEO for 2022, 2023 and 2024, and the average CAP to our remaining NEOs, SVP and Chief Financial Officer, Jonathan Guarino, SVP and Chief Scientific Officer, Oreola Donini, and SVP and Chief Medical Officer, Richard Straube.

PEO Total Compensation Amount	$ 832,627	$ 700,484	$ 711,177
PEO Actually Paid Compensation Amount	$ 697,449	531,395	641,818
Adjustment To PEO Compensation, Footnote
Summary Compensation Table: The table below reflects the adjustments made to the compensation earned by our Company’s PEO and average compensation earned by our remaining NEOs, to derive the compensation actually paid to our Company’s PEO and average actual compensation paid to our Company’s remaining NEOs.
PEO	Summary Compensation Total	Less: Grant Date Fair Value of Option Awards Granted during The Fiscal Year(1)	Add: Year-End Fair Value of Outstanding And Unvested Option Awards Granted During the Fiscal Year(2)	Adjust for Change In Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(2)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(2)	Compensation Actually Paid
2024	$832,627	$148,950	$103,838	$(88,607)	$(1,459)	$697,449
2023	$700,484	$75,482	$77,709	$(156,006)	$(15,310)	$531,395
2022	$711,177	$73,051	$57,933	$(50,456)	$(3,785)	$641,818
Average Non-PEO NEOs
2024	$366,654	$57,373	$39,997	$(46,400)	$(1,455)	$301,422
2023	$330,742	$42,773	$41,445	$(65,883)	$(12,755)	$250,775
2022	$320,639	$35,184	$28,002	$(27,839)	$(41,200)	$284,419

(1)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 366,654	330,742	320,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 301,422	250,775	284,419
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table: The table below reflects the adjustments made to the compensation earned by our Company’s PEO and average compensation earned by our remaining NEOs, to derive the compensation actually paid to our Company’s PEO and average actual compensation paid to our Company’s remaining NEOs.
PEO	Summary Compensation Total	Less: Grant Date Fair Value of Option Awards Granted during The Fiscal Year(1)	Add: Year-End Fair Value of Outstanding And Unvested Option Awards Granted During the Fiscal Year(2)	Adjust for Change In Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(2)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(2)	Compensation Actually Paid
2024	$832,627	$148,950	$103,838	$(88,607)	$(1,459)	$697,449
2023	$700,484	$75,482	$77,709	$(156,006)	$(15,310)	$531,395
2022	$711,177	$73,051	$57,933	$(50,456)	$(3,785)	$641,818
Average Non-PEO NEOs
2024	$366,654	$57,373	$39,997	$(46,400)	$(1,455)	$301,422
2023	$330,742	$42,773	$41,445	$(65,883)	$(12,755)	$250,775
2022	$320,639	$35,184	$28,002	$(27,839)	$(41,200)	$284,419

(1)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2	4	33
Net Income (Loss)	$ (8,300,000)	(7,900,000)	(13,800,000)
PEO Name	Christopher J. Schaber
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (148,950)	(75,482)	(73,051)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,838	77,709	57,933
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,607)	(156,006)	(50,456)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,459)	(15,310)	(3,785)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,373)	(42,773)	(35,184)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,997	41,445	28,002
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,400)	(65,883)	(27,839)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,455)	$ (12,755)	$ (41,200)